Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide S&P 500 Index Fund
Supplement dated November 6, 2025
to the Prospectus dated February 28, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide S&P 500 Index Fund
The Nationwide S&P 500 Index Fund (the “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, the Fund will continue to track the S&P 500 Index (the “Index”) even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 20 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Standard & Poor’s 500® Index (“S&P 500® Index”) before the deduction of Fund expenses. The S&P 500® Index includes equity securities of approximately 500 large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies included in the S&P 500® Index. The Fund does not necessarily invest in all of the securities included in the S&P 500® Index or in the same weightings.
The Fund intends to be diversified in approximately the same proportion as the S&P 500® Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
2.	The information under the heading “Principal Risks” on page 20 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the S&P 500® Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the S&P 500® Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Nationwide S&P 500 Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide S&P 500 Index Fund
Supplement dated November 6, 2025
to the Prospectus dated February 28, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide S&P 500 Index Fund
The Nationwide S&P 500 Index Fund (the “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, the Fund will continue to track the S&P 500 Index (the “Index”) even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 20 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Standard & Poor’s 500® Index (“S&P 500® Index”) before the deduction of Fund expenses. The S&P 500® Index includes equity securities of approximately 500 large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies included in the S&P 500® Index. The Fund does not necessarily invest in all of the securities included in the S&P 500® Index or in the same weightings.
The Fund intends to be diversified in approximately the same proportion as the S&P 500® Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
2.	The information under the heading “Principal Risks” on page 20 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the S&P 500® Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the S&P 500® Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.